UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Viewpoint Investment Partners

Address:  11995 El Camino Real, Suite 305
          San Diego, CA 92130

13F File Number: 028-06069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard S. Coons
Title:  President
Phone:  (858) 704-1310

Signature, Place and Date of Signing:


/s/ Richard S. Coons               San Diego, CA                8/12/04
--------------------               -------------               ----------
 [Signature]                       [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  114

Form 13F Information Table Value Total: $158,835
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                     FORM 13F INFORMATION TABLE
                                                    VIEWPOINT INVESTMENT PARTNERS
                                                              Form 13F
                                                              6/30/2004
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                           Voting Authority
                                                           Value            Sh/  Put/  Invstmt  Other  ----------------------
Name of Issuer                 Title of Class    CUSIP     x1000   Shares   Prn  Call   Disc    Mngrs    Sole   Shared  None
-----------------------------------------------------------------------------------------------------------------------------
24/7 Real Media Inc                  COM       901314203    1,609  286,800  Sh          SOLE     N/A   286,800     0      0
AQuantive Inc                        COM       03839G105    1,787  180,900  Sh          SOLE     N/A   180,900     0      0
ATI Technologies Inc                 COM       001941103      323   17,100  Sh          SOLE     N/A    17,100     0      0
Advanced Micro Devices Inc           COM       007903107      191   12,000  Sh          SOLE     N/A    12,000     0      0
Advanced Neuromodulation Sys         COM       00757T101      423   12,900  Sh          SOLE     N/A    12,900     0      0
Affymetrix Inc                       COM       00826T108      272    8,300  Sh          SOLE     N/A     8,300     0      0
Airspan Networks Inc                 COM       00950H102      140   25,000  Sh          SOLE     N/A    25,000     0      0
Alkermes Inc                         COM       01642T108    2,143  157,600  Sh          SOLE     N/A   157,600     0      0
Amazon.com Inc                       COM       023135106    1,115   20,500  Sh          SOLE     N/A    20,500     0      0
AMR Corp                             COM       001765106    1,469  121,300  Sh          SOLE     N/A   121,300     0      0
AppleBees Intl Inc                   COM       037899101    1,102   47,850  Sh          SOLE     N/A    47,850     0      0
Applied Matls Inc                    COM       038222105    2,443  124,500  Sh          SOLE     N/A   124,500     0      0
Ask Jeeves Inc                       COM       045174109      281    7,200  Sh          SOLE     N/A     7,200     0      0
Avaya Inc                            COM       053499109    1,750  110,800  Sh          SOLE     N/A   110,800     0      0
Avnet Inc                            COM       053807103      465   20,500  Sh          SOLE     N/A    20,500     0      0
BJS Wholesale Club Inc               COM       05548J106    4,760  190,400  Sh          SOLE     N/A   190,400     0      0
Beverley Enterprises Inc             COM       087851309    1,720  200,000  Sh          SOLE     N/A   200,000     0      0
BioSphere Medical Inc                COM       09066V103      224   69,900  Sh          SOLE     N/A    69,900     0      0
Broadcom Corp                        COM       111320107      569   12,200  Sh          SOLE     N/A    12,200     0      0
Brocade Communications Sys           COM       111621108    1,197  200,200  Sh          SOLE     N/A   200,200     0      0
Career Education Corp                COM       141665109      319    7,000  Sh          SOLE     N/A     7,000     0      0
Caremark RX Inc                      COM       141705103    4,229  128,400  Sh          SOLE     N/A   128,400     0      0
Check Point Software Tech            COM       M22465104    2,510   93,000  Sh          SOLE     N/A    93,000     0      0
ChipPac Inc                          COM       169657103    1,741  277,700  Sh          SOLE     N/A   277,700     0      0
Chordiant Software Inc               COM       170404107      465  101,900  Sh          SOLE     N/A   101,900     0      0
Cisco Sys Inc                        COM       17275R102    1,344   56,700  Sh          SOLE     N/A    56,700     0      0
Comerica, Inc                        COM       200340107      335    6,100  Sh          SOLE     N/A     6,100     0      0
Conexant Systems Inc                 COM       207142100      940  217,200  Sh          SOLE     N/A   217,200     0      0
Cubist Pharmaceuticals Inc           COM       229678107      455   41,000  Sh          SOLE     N/A    41,000     0      0
Cummins Inc                          COM       231021106    1,194   19,100  Sh          SOLE     N/A    19,100     0      0
Cypress Semiconductor Corp           COM       232806109    3,380  238,200  Sh          SOLE     N/A   238,200     0      0
DRS Technologies Inc                 COM       23330X100    3,021   94,700  Sh          SOLE     N/A    94,700     0      0
Dell Inc                             COM       24702R101    1,447   40,400  Sh          SOLE     N/A    40,400     0      0
Digital Theatre Sys Inc              COM       25389G102      823   31,500  Sh          SOLE     N/A    31,500     0      0
Electronic Arts Inc                  COM       285512109      835   15,300  Sh          SOLE     N/A    15,300     0      0
Enpro Inds Inc                       COM       29355X107      818   35,600  Sh          SOLE     N/A    35,600     0      0
Ensco Intl Inc                       COM       26874Q100    1,545   53,100  Sh          SOLE     N/A    53,100     0      0
Eyetech Pharmaceuticals Inc          COM       302297106      313    7,300  Sh          SOLE     N/A     7,300     0      0
Select Sector SPDR              SBI INT-FINL   81369y605    1,429   50,000  Sh          SOLE     N/A    50,000     0      0
Fiserv Inc                           COM       337738108      280    7,200  Sh          SOLE     N/A     7,200     0      0
Flextronics Int'l Ltd                COM       Y2573F102    3,865  242,300  Sh          SOLE     N/A   242,300     0      0
Foundry Networks Inc                 COM       35063R100      704   50,000  Sh          SOLE     N/A    50,000     0      0
Gap Inc                              COM       364760108    2,129   87,800  Sh          SOLE     N/A    87,800     0      0
GeneLabs Technologies Inc            COM       368706107    2,237  968,200  Sh          SOLE     N/A   968,200     0      0
Genus Inc                            COM       372461103    3,177  929,000  Sh          SOLE     N/A   929,000     0      0
Interactive Corp                     COM       45840Q101    2,059   68,300  Sh          SOLE     N/A    68,300     0      0
Internet Cap Group Inc               COM       46059C205      864  112,200  Sh          SOLE     N/A   112,200     0      0
Intraware Inc                        COM       46118M103      898  498,700  Sh          SOLE     N/A   498,700     0      0
Iron Mtn Inc PA                      COM       462846106    1,718   35,600  Sh          SOLE     N/A    35,600     0      0
Juniper Networks Inc                 COM       48203R104    1,722   70,100  Sh          SOLE     N/A    70,100     0      0
Kansas City Southern                 COM       485170302      295   19,000  Sh          SOLE     N/A    19,000     0      0
Kulicke & Soffa Inds Inc             COM       501242101    2,741  250,100  Sh          SOLE     N/A   250,100     0      0
L3 Communication Hldgs Inc           COM       502424104      314    4,700  Sh          SOLE     N/A     4,700     0      0
LCA Vision Inc                       COM       501803308      344   11,800  Sh          SOLE     N/A    11,800     0      0
LSI Logic Corp                       COM       502161102    3,022  396,600  Sh          SOLE     N/A   396,600     0      0
La Quinta Corp                   PAIRED CTF    50419U202    1,507  179,400  Sh          SOLE     N/A   179,400     0      0
Labor Ready Inc                      COM       505401208      285   18,400  Sh          SOLE     N/A    18,400     0      0
Laidlaw Intl Inc                     COM       50730R102    3,043  234,800  Sh          SOLE     N/A   234,800     0      0
Lam Research Corp                    COM       512807108    1,600   59,700  Sh          SOLE     N/A    59,700     0      0
Leap Frog Enterprises Inc            COM       52186N106    1,484   74,600  Sh          SOLE     N/A    74,600     0      0
Lucent Technologies Inc              COM       549463107    1,172  310,000  Sh          SOLE     N/A   310,000     0      0
Lyondell Chemical Co                 COM       552078107      483   27,800  Sh          SOLE     N/A    27,800     0      0
MEMC Electr Matls Inc                COM       552715104    1,235  125,000  Sh          SOLE     N/A   125,000     0      0
MGP Ingredients Inc                  COM       55302G103    4,859  125,600  Sh          SOLE     N/A   125,600     0      0
Magma Design Automation              COM       559181102    2,119  110,200  Sh          SOLE     N/A   110,200     0      0
Maxim Integrated Prod Inc            COM       57772k101    1,311   25,000  Sh          SOLE     N/A    25,000     0      0
Maxtor Corp                          COM       577729205    1,247  188,100  Sh          SOLE     N/A   188,100     0      0
Metris Co Inc                        COM       591598107      869  100,000  Sh          SOLE     N/A   100,000     0      0
Microchip Technology Inc             COM       595017104      621   19,700  Sh          SOLE     N/A    19,700     0      0
Micron Technology Inc                COM       595112103    2,993  195,500  Sh          SOLE     N/A   195,500     0      0
Nasdaq 100 TR                    UNIT SER 1    631100104    2,819   74,700  Sh          SOLE     N/A    74,700     0      0
New York Cmnty Bancorp Inc           COM       649445103      257   13,100  Sh          SOLE     N/A    13,100     0      0
North Fork Bancorporation NY         COM       659424105      361    9,500  Sh          SOLE     N/A     9,500     0      0
Novell Inc                           COM       670006105    1,259  150,000  Sh          SOLE     N/A   150,000     0      0
OSI Pharmaceuticals Inc              COM       671040103      261    3,700  Sh          SOLE     N/A     3,700     0      0
Opsware Inc                          COM       68383A101      396   50,000  Sh          SOLE     N/A    50,000     0      0
Oracle Corp                          COM       68389X105    2,934  245,900  Sh          SOLE     N/A   245,900     0      0
Owens Ill Inc                        COM       690768403    2,539  151,500  Sh          SOLE     N/A   151,500     0      0
PETCO Animal Supplies                COM       716016209    1,127   35,000  Sh          SOLE     N/A    35,000     0      0
PMC Sierra Inc                       COM       69344F106      301   21,000  Sh          SOLE     N/A    21,000     0      0
PacifiCare Health Sys Del            COM       695112102      255    6,600  Sh          SOLE     N/A     6,600     0      0
Priceline.com Inc                    COM       741503403    1,260   46,800  Sh          SOLE     N/A    46,800     0      0
Quest Software Inc                   COM       74834T103    3,810  295,400  Sh          SOLE     N/A   295,400     0      0
Radio One Inc                   CL D NON VTG   75040P405      778   48,600  Sh          SOLE     N/A    48,600     0      0
Regional Bank Hldrs TR         DEPOSITRY REPR  75902E100      287    2,200  Sh          SOLE     N/A     2,200     0      0
Retek Inc                            COM       76128Q109      922  150,100  Sh          SOLE     N/A   150,100     0      0
Salem Communications Corp            COM       794093104    3,353  123,600  Sh          SOLE     N/A   123,600     0      0
Sanmina Sci Corp                     COM       800907107      269   29,600  Sh          SOLE     N/A    29,600     0      0
Siebel Sys Inc                       COM       826170102    2,416  226,000  Sh          SOLE     N/A   226,000     0      0
Sina Corp                            COM       G81477104    2,448   74,200  Sh          SOLE     N/A    74,200     0      0
Sirius Satellite Radio Inc           COM       82966u103    1,019  331,000  Sh          SOLE     N/A   331,000     0      0
Smith Intl Inc                       COM       832110100    1,606   28,800  Sh          SOLE     N/A    28,800     0      0
Smurfit Stone Container Corp         COM       832727101      299   15,000  Sh          SOLE     N/A    15,000     0      0
Starbucks Corp                       COM       855244109    2,988   68,700  Sh          SOLE     N/A    68,700     0      0
Sun Microsystems Inc                 COM       866810104    2,678  618,400  Sh          SOLE     N/A   618,400     0      0
Surmodics, Inc                       COM       868873100    1,624   65,900  Sh          SOLE     N/A    65,900     0      0
T Rowe Price Group Inc               COM       74144T108      202    4,000  Sh          SOLE     N/A     4,000     0      0
Telik Inc                            COM       87959M109      580   24,300  Sh          SOLE     N/A    24,300     0      0
Texas Capaital Bancshares Inc        COM       88224Q107      166   10,000  Sh          SOLE     N/A    10,000     0      0
Texas Instrs Inc                     COM       882508104    1,209   50,000  Sh          SOLE     N/A    50,000     0      0
Timken Co                            COM       887389104    1,370   51,700  Sh          SOLE     N/A    51,700     0      0
Trade Station Group Inc              COM       89267P105      186   25,900  Sh          SOLE     N/A    25,900     0      0
US Restaurant Pptys Inc              COM       902971100    1,139   75,000  Sh          SOLE     N/A    75,000     0      0
United Online Inc                    COM       911268100      176   10,000  Sh          SOLE     N/A    10,000     0      0
Verisign Inc                         COM       92343E102    3,353  168,500  Sh          SOLE     N/A   168,500     0      0
VitalWorks Inc                       COM       928483106      104   30,000  Sh          SOLE     N/A    30,000     0      0
Waddell & Reed Finl Inc              COM       930059100      484   21,900  Sh          SOLE     N/A    21,900     0      0
Walmart Stores Inc                   COM       931142103      433    8,200  Sh          SOLE     N/A     8,200     0      0
Weatherford Intl Ltd                 COM       G95089101    1,291   28,700  Sh          SOLE     N/A    28,700     0      0
Wellman Inc                          COM       949702104    1,001  123,100  Sh          SOLE     N/A   123,100     0      0
Western Digital Corp                 COM       958102105      242   28,000  Sh          SOLE     N/A    28,000     0      0
XM Satellite Radio Hldgs Inc         COM       983759101    2,620   96,000  Sh          SOLE     N/A    96,000     0      0
Yahoo! Inc                           COM       984332106    2,606   71,600  Sh          SOLE     N/A    71,600     0      0
Zoran Corp                           COM       98975F101    1,084   59,100  Sh          SOLE     N/A    59,100     0      0

                                                          158,835

03409.0001 #504813